Supplement dated June 16, 2014
to the Classes Institutional, R-1, R-2, R-3, R-4, R-5 and S Shares Prospectus
for Principal Funds, Inc.
dated December 30, 2013

(As supplemented on January 2, 2014, February 7, 2014, March 7, 2014,
March 14, 2014, and April 28, 2014)
This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Diversified Real Asset Fund [Member]
DIVERSIFIED REAL ASSET FUND
Performance Delete the index information in the Average Annual Total Returns table and substitute:
Average Annual Total Returns PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, R-5 and S Class Shares [Member] Diversified Real Asset Fund [Member]	Label	1 Year	Since Inception
Barclays US Treasury Tips Index [Member]	Barclays U.S. Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)	6.98%	9.17%
S&P Leveraged Loan 100 Index	S&P Leveraged Loan 100 Index	10.51%	6.20%
Dow Jones Brookfield Global Infrastructure Index [Member]	Dow Jones Brookfield Global Infrastructure Index (reflects no deduction for fees, expenses, or taxes)	16.01%	14.75%
Dow Jones UBS Commodity Index [Member]	Dow Jones UBS Commodity Index (reflects no deduction for fees, expenses, or taxes)	(1.06%)	1.73%
Tortoise MLP Index [Member]	Tortoise MLP Index (reflects no deduction for fees, expenses, or taxes)	5.45%	16.00%
FTSE EPRA/NAREIT Developed Index [Member]	FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)	28.65%	13.10%
S&P Global Timber and Forestry Index	S&P Global Timber and Forestry Index	22.95%	5.31%
S&P Commodity Producers Agribusiness Index	S&P Commodity Producers Agribusiness Index	18.18%	8.56%
MSCI World (Energy Sector) Index	MSCI World (Energy Sector) Index	1.87%	5.00%
MSCI World (Materials Sector) Index	MSCI World (Materials Sector) Index	11.30%	2.52%
Diversified Real Asset Custom Index [Member]	Diversified Real Asset Custom Index (reflects no deduction for fees, expenses, or taxes)	8.68%	9.92%

Delete the last paragraph in the Performance section and substitute:
Performance of a blended index shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 1, 2014, the components of the Diversified Real Asset Custom Index changed to the following: 15% Barclays U.S. Treasury TIPS Index, 20% S&P Leveraged Loan 100 Index, 17% Dow Jones Brookfield Global Infrastructure Index, 15% Dow Jones UBS Commodity Index (will be renamed the “Bloomberg Commodity Index” on July 1, 2014), 14% Tortoise MLP Index, 8% FTSE EPRA/NAREIT Developed Index, 4% S&P Global Timber and Forestry Index, 4% S&P Commodity Producers Agribusiness Index and 3% blend of 60% MSCI World Energy Sector Index and 40% MSCI World Materials Sector Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.